Commitments And Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments And Contingencies [Abstract]
Lease term	20 years
Business Combination, Minimum Capital Expenditures Over Five Year Period	$ 7,500
2020 required efficiency spending amount	$ 52
Percentage of full time employees represented by labor union	17.00%
Expiration date of collective bargaining agreement	Oct. 01, 2022